NOTE RECEIVABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Note Receivable
Schedule of note receivable

	December 31, 2020	December 31, 2019
Investment in Branded Legacy	$—	$—
Note receivable	1,500,000	1,500,000
Less: Allowance for doubtful account	(1,500,000)	(1,500,000)
Note receivable, net	$—	$—

Schedule of note receivable

	June 30, 2021	December 31, 2020
Investment in Branded Legacy	$—	$—
Note receivable	1,500,000	1,500,000
Less: Allowance for doubtful account	(1,500,000)	(1,500,000)
Note receivable, net	$—	$—